Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Digital Assets
	As of December 31,	As of December 31,
	2024	2025
	US$’000	US$’000
BTC	1,085	2,462
DOGE	-	157
ETH	-	4,921
LTC	-	33
Total	1,085	7,573

Schedule of Group Generated Bitcoins Primarily through Mining Services

For the year ended December 31, 2025, the Company generated digital assets through mining services, including bitcoin, Dogecoin and Litecoin, and also acquired digital assets through purchases, including Ethereum. The following table presents additional information about digital assets for the years ended December 31, 2025 and 2024, respectively:

	As of December 31,	As of December 31,
	2024	2025
	US$’000	US$’000
Opening balance	436	1,085
Receipt of digital assets from mining services	1,190	1,790
Receipt of digital assets from hosting services	-	450
Purchases of digital assets	-	7,001
Conversions among digital assets and stablecoins	(662)	(2,641)
Borrowed from third party / repaid to a third party	121	(130)
Others	-	18
Ending balance	1,085	7,573